Taxation - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Provision [Abstract]
Current income tax expenses
Deferred income tax expenses			3,787,692
Total income tax expenses			$ 3,787,692